Tax - Narrative (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Current tax credit in respect of prior years	£ 625	£ (393)	£ (3)
Deferred tax charge in respect of prior years	£ 468	£ (288)	£ 191
Average effective tax rate	10.00%	15.30%	20.30%
Current tax relating to items credited directly to equity	£ (1)	£ 38
Deferred tax assets	4,583	2,981
Deferred tax liabilities	0	6
Unused tax credits for which no deferred tax asset recognised	323	283
Temporary differences associated with investments in related entities for which deferred tax liabilities have not been recognised	852	857
After more than 12 months
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	5,514	4,328
Deferred tax liabilities	1,545	1,740
Within five years
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax credits for which no deferred tax asset recognised	149	63
Within six to ten years
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax credits for which no deferred tax asset recognised	401	370
Within eleven to twenty years
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax credits for which no deferred tax asset recognised	10,393	10,529
Indefinitely
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax credits for which no deferred tax asset recognised	11,320	11,534
IHC Tax Group
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets		1,004
Barclays Bank PLC's US Branch Tax Group
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets		1,002
Other (outside the UK and US tax groups)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	450	399
Unused tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences for which no deferred tax asset is recognised	22,263	22,496
Unused tax losses | IHC Tax Group
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	21	1
Unused tax losses | Other (outside the UK and US tax groups)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	90	121
Loss in current or prior year | IHC Tax Group
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	434	301
Loss in current or prior year | Other (outside the UK and US tax groups)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	33	9
Temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences for which no deferred tax asset is recognised	111	110
Capital losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	3,661	3,642
UNITED KINGDOM
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax expense (income) relating to tax rate changes or imposition of new taxes, other comprehensive income	(83)	148
US Branch Tax Group and Intermediate Holding Company
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Current tax credit in respect of prior years	556
Deferred tax charge in respect of prior years	556
IHC Tax Group
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	1,094	1,004
UK Tax Group
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	3,114	1,679
Deferred tax liabilities	0	6
UK Tax Group | UNITED KINGDOM
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	2,557	576
UK Tax Group | Unused tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	1,237	1,074
Other (outside the UK and US tax groups)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	£ 450	£ 399